Schedule of capital expenditures (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 20,762,483	$ 21,786,365
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,312,753	$ 1,328,306